VIA EDGAR AND U.S. MAIL

June 27, 2008

The United States Securities
   and Exchange Commission
SEC Headquarters
100 F Street NE
Washington, D.C. 20549-0506

Subject:                  Nationwide Life Insurance Company
Pre-Effective Amendment No. 1
SEC File No. 333-147198

Dear Ms. Marquigny:

On behalf of Nationwide Life Insurance Company (“Nationwide”) and its Nationwide Variable Account - II (the “Variable Account”), we are filing Pre-Effective Amendment No. 1 on Form N-4 under the Securities Act of 1933 (“1933 Act”) for the purpose of registering Individual Flexible Premium Deferred Variable Annuity Contracts to be offered through the Variable Account.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

An original power of attorney authorizing certain persons to execute the registration statement and amendments thereto, on behalf of Nationwide and the Variable Account is on file with Nationwide.  Nationwide will maintain manually executed copies of the registration statement.

Nationwide established the Variable Account on October 7, 1981 pursuant to the provisions of Ohio law.  The Variable Account is registered under the Investment Company Act of 1940 as a unit investment trust (SEC File No. 811-3330).

On November 7, 2007, Nationwide filed an original registration statement for Individual Flexible Premium Deferred Variable Annuity Contracts to be offered through the Variable Account.  On January 14, 2008 Nationwide received your written comments.  The enclosed Pre-Effective Amendment No. 1 reflects a revised format based on a registration statement that was recently declared effective by the SEC (1933 Act File No. 333-147273).  Redlining in the enclosed Pre-Effective Amendment No. 1 reflects disclosure that differs from that recently effective registration statement.  Page number references below are to the original courtesy copy.  Other redlined changes in this copy reflect non-material clarifying disclosures.

1.	Cover Page:

Please identify whether this is a group or individual contract. Item 1(a)(iii).  Also, please correct the zip code for the SEC's Public Reference Room on both front and back cover pages.  The last four digits are 0102.

Response:

The Cover Page has been revised to indicate that the contracts are "Individual Flexible Premium Deferred Variable Annuity Contracts".  Additionally, the last four digits of the SEC’s Public Reference Room zip code have been revised from 4644 to 0102 on the front and back cover pages.

2.	Glossary – Valuation Related Definitions (p.3):

Please clarify the definitions of Annuitization Date and Annuity Commencement Date to indicate when each one is relevant.  For "Contract Value," the definition should be more specific.  Please revise the definition of Guaranteed Lifetime Withdrawal Base to eliminate the implication that the contract rather than the prospectus controls.  In the definition of "Valuation Date," please delete the reference to Nationwide to clarify that accumulation unit value is determined each day that the NYSE is open other than the holidays identified in the narrative on page 31.  See Rule 22c-1(b)(1)(iii).  Also, for the definition of "Valuation Period," the term "close of business" is unclear.  Please indicate the time or the entity whose closing time controls.

Response:

a.	The definitions in the Glossary on page 2 have been amended for Annuitization date and Annuity commencement date and indicate when each one is relevant as follows:

“Annuitization date - The date the contract annuitizes and annuity payments begin.”

“Annuity commencement date - The date that annuity payments are scheduled to begin.”

b.	The definition of Contract value has been amended in the Glossary as follows:

“Contract value - the value of all accumulation units held in a contract.”

c.	The definition of Current Guaranteed Lifetime Withdrawal Base in the Glossary has been amended as follows:

“Current Guaranteed Lifetime Withdrawal Base - For purposes of the Guaranteed Lifetime Withdrawal Benefit, the amount that is multiplied by the lifetime withdrawal percentage to arrive at the benefit amount for any given year.”

d.	The definition of Valuation Date in the Glossary has been amended as follows:

“Valuation Date – Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current net asset value of accumulation units or annuity units might be materially affected.  Values of the variable account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.”

e.	The definition of Valuation Period in the Glossary has been amended as follows:

“Valuation Period - The period of time commencing at the close of a valuation date and ending at the close of the New York Stock Exchange for the next succeeding valuation date.”

3.	Transaction Expense Table (p.5):

Please add language indicating that the Excess Withdrawal Charge will not be assessed unless and until Nationwide receives an exemptive order from the Commission granting relief to permit Nationwide to deduct this charge.

Response:

All references to the Excess Withdrawal Charge have been removed from the registration statement.

4.	Recurring Contract Expense Table (p.5):

Please include the charges for the Guaranteed Lifetime Withdrawal Fee and the Spousal Continuation Option in the Summary of Maximum Contract Expenses.  Include a footnote to the summary chart stating the Total Variable Account Charge calculation (now 1.10% of variable contract value) assumes the current income benefit base and variable account value are equal or explain to the Staff why this is not appropriate.  Also make corresponding changes to the expense example preamble and figures.

Response:

The Summary of Maximum Contract Expenses table has been amended to include the Guaranteed Lifetime Wtihdrawal Benefit Fee and the Spousal Continuation Option Fee.  Additionally, an endnote has been inserted stating that the fees represented in the Summary of Maximum Contract Expenses table assume the Current Guaranteed Lifetime Withdrawal Base and the daily net assets are equal as follows:
•
“[4] This charge is a percentage of the Guaranteed Lifetime Withdrawal Base.  For purposes of this table, Nationwide assumes the Current Guaranteed Lifetime Withdrawal Base is equal to the daily net assets.”

Additionally, we have amended the expense example preamble by adding the following bullet and footnote:
•	the total variable account charges associated with the most expensive combination of optional benefits (1.10%1).
•	[2] For purposes of these tables, Nationwide assumes the Current Guaranteeed Lifetime Withdrawal Base is equal to the daily net assets.

5.	Underlying Mutual Fund Expense Table (p. 5):

Please use the preamble language proscribed by Form N-4 rather than the phrase "charged by the underlying mutual funds."  Also, in your pre-effective amendment, please use updated figures for December 31, 2007.  In your Response: letter, confirm that the maximum and minimum charges reflect all acquired fund fee expenses. (AFFEs).

Response:

The preamble language for the Underlying Mutual Fund Expense Table on page 5 has been amended as follows:

“The next table provides the minimum and maximum total operating expenses, as of December 31, 2007, charged by the underlying mutual funds that you may pay periodically during the life of the Contract.”

Separately, the minimum and maximum underlying mutual fund operating expenses have been amended and updated to reflect all acquired fund fee expenses.

6.	Expense Example (p. 5):

Please revise the figures for the expense examples based on a hypothetical investment of $10,000 as required per Instruction 21 to Item 3 of Form N-4.  You may indicate in a footnote that the minimum investment is $25,000.  Per the comments above, the example numbers also should reflect Guaranteed Lifetime Withdrawal Fee and the AFFEs.

Response:

The expense table has been amended to reflect a hypothetical investment of $10,000.  Additionally, a footnote was added to indicate that the minimum investment is $25,000.  The example numbers have been updated and amended to reflect the Guaranteed Lifetime Withdrawal Benefit Fee and the acquired fund fee expenses.

7.	Underlying Mutual Funds (p. 11): Please state conspicuously from whom a prospectus containing more complete information on each portfolio company may be obtained. See Item 5(d).

Response:

The “Investing in the Contract” section on page 8 has been amended as follows: "Contract owners receive underlying mutual fund prospectuses when they make their initial sub-account allocations and any time they change those allocations.  You can obtain prospectuses for underlying funds at any other time by contacting our home office at the telephone number listed on page 1 of this prospectus."

8.	Static Asset Allocation Models (p.11):

Please provide additional information about the two balanced asset allocation models and how they work.  For example, who designed the models?  Is a contract owner’s investment in a model rebalanced and, if so, how frequently?  Is it possible for the funds in which a model invests to be changed?  Can a contract owner transfer from one model to the other or just from a model to the underlying funds?  Is there any additional charge for using a model?

Response:

We have amended the disclosure to provide additional information about the Static Asset Allocation Models on page 8 as follows:

Static Asset Allocation Models

A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund.  Contract owners that elect a Static Asset Allocation Model directly own sub-account units of the underlying mutual funds that comprise the particular model.  In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one accumulation/annuity unit value, but rather, direct investment in a certain allocation of sub-accounts.  There is no additional charge associated with investing in a Static Asset Allocation Model.

Each of the Static Asset Allocation Models is just that: static.  The allocations or “split” between one or more sub-accounts is not monitored and adjusted to reflect changing market conditions.  However, a contract owner’s investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election.

Only one Static Asset Allocation Model may be elected at any given time.  Additionally, the entire contract value must be allocated to the elected model.

With respect to transferring into and out of a Static Asset Allocation Model, the models are treated like an underlying mutual fund and are subject to the “Transfers Prior to Annuitization” provision.  You may request to transfer from one model to another, or transfer from a model to a permitted underlying mutual fund.  Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.

For additional information about the underlying mutual funds that comprise each Static Asset Allocation Model, see “Appendix A: Underlying Mutual Funds.”

9.	Types of Payments We Receive (p.13):

Please state whether Nationwide receives 12b-1 fees from any of the funds in which the funds of funds invest.

Response:

Nationwide does receive 12b-1 fees from the funds in which the fund of funds invest and additional disclosure has been added as a footnote to the list of underlying mutual funds available on page 1 as follows:

“*These underlying mutual funds are fund of funds.  Expenses for these underlying mutual funds may be higher than funds that do not utilize funds of fund structure.”

Separately, we also provided disclosure related to 12b-1 fees for funds of funds in the Contract in General section on page 10 as follows:

We or our affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s advisor or sub-advisor (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

10.	Amounts of Payments We Receive (p.13):

Please revise the first sentence.  This contract was not offered in 2006.

Response:

The first sentence of the “Amount of Payments Nationwide Receives” section on page 10 has been amended as follows:

“Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).”

11.	Identification of Underlying Funds (p.13):

Please revise the last sentence on page 13 so it clearly says higher Contract and fund charges lower investment performance.

Response:

The last sentence of the “Identification of Underlying Funds” section on page 10 has been amended as follows: “Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and will lower your investment performance.”

12.	Excess Withdrawal Charge: Partial v. Full Surrenders (p. 15):

Please clarify how the excess withdrawal provision works for multiple withdrawals deemed a full withdrawal when aggregated.  Specifically, if the first withdrawal of the group was considered a “free withdrawal” when it was taken, is the excess withdrawal charge retroactively assessed on the aggregate value withdrawn?   Please describe the procedure for this.

Response:

The Excess Withdrawal Charge and all references to it have been removed from the registration statement.

13.	Premium Tax Charges (pp. 15-16):

Please explain the following sentence more fully: “The method used to assess premium taxes will be determined by us at our sole discretion in compliance with state law.”

Response:

The “Premium Taxes” section on page 11 has been included as follows:

“Nationwide will charge against the contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.”

14.	Spousal Continuation Option (p. 16):

Please clarify that the 0.10% charge is annual; indicate when it is deducted and from what value (here variable account value). Either here or in the glossary, please define Contingent Annuitant.  Also, in practical terms, describe (a) when the Spousal Continuation Option would be advantageous, and (b) when a contract owner could end up paying for the option without receiving the benefit of it.

Response:

The disclosure relating to the Spousal Continuation Option Fee on page 7 has been amended to include when the charge is deducted and the basis as follows:

“For an additional charge of 0.10% of the Current Guaranteed Lifetime Withdrawal Base, the contract owner can elect to add a Spousal Continuation Option (not available for contracts issued as Charitable Remainder Trusts).  The charge is assessed annually in the same manner as the Guaranteed Lifetime Withdrawal Benefit Fee.”

Additionally, the definition of Contingent Annuitant has been added to the Glossary on page 2 as follows:

“Contingent Annuitant – The individual who becomes the annuitant if the annuitant dies before the annuitization date.”

We amended the disclosure in the “Spousal Continuation Option” provision on page 15 to describe the benefit associated with the Spousal Continuation Option as follows:

“The Spousal Continuation Benefit allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Guaranteed Lifetime Withdrawal Benefit, provided that the following conditions are satisfied:…”

Separately, we added the following paragraph at the end of the “Spousal Continuation” provision on page 15 to describe when a contract owner could end up paying for the option without receiving the benefit as follows:

“There may be instances where you will not receive the benefit of the Spousal Continuation Option.  For example, if your spouse dies before you, there will be no benefit to you, your estate or subsequent spouse related to this option.  Also, if withdrawals are taken after both spouses reach age 59 ½, and your marriage terminates due to divorce, dissolution, or annulment, you may not remove the Spousal Continuation Option from the contract.”

15.	Item 10(a):

Per your discussions with the Staff, we understand that the contract owner will pay a commission to the selling broker directly rather than paying this expense through the contract’s fees and charges.  Please add to the prospectus a description of the procedure for purchasing the contract specifically explaining who sells it, how the seller is associated with Nationwide, how the seller receives compensation for the sale of the contract, and how the contract owner pays for that service.

Response:

The “Contract in General” section on page 9 and the “Surrender (Withdrawal/Redemption) Prior to Annuitization” section on page 19 have been amended to clarify commissions by inserting the following:

Distribution, Promotional and Sales Expenses

Nationwide does not pay commissions to the firms that sell the contracts.

Partial Withdrawals to Pay Financial Advisor Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with us and we make no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees.  Withdrawals taken from this contract to pay advisory or investment management fees are subject to the provisions of the contract and may be subject to income tax and/or tax penalties.  Withdrawals taken to pay financial advisor fees will lock in the Guaranteed Lifetime Withdrawal Base (See “Guaranteed Lifetime Withdrawal Benefit”).

16.	Initial Purchase Payments (p. 18):

Where will a purchase payment be held if a prospective purchaser declines to have the value returned pending approval of the contract?

Response:

If a prospective purchaser declines to have the purchase payment returned pending completion of the application, the purchase payments are held in a suspense account where it does not incur any market exposure.  Disclosure reflecting this was added on page 17 as follows:

“If an incomplete application is not completed within 5 business days of receipt at Nationwide’s home office, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned to the prospective purchaser unless he or she specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to sub-accounts to the money market sub-account during the free look period.  After the free look period, Nationwide will reallocate the contract value among the sub-accounts based on the instructions contained on the application.”

17.	Allocation of Purchase Payments (p. 19):

Please rewrite the last sentence under this heading.  The disclosure suggests that a contract owner’s rights may be limited by the language contained in the Policy.  This statement may mislead contract owners as to their rights under the securities laws; revise it to make clear the prospectus is a complete description of all material provisions of the contract.

Response:

The last sentence of the “Allocation of Purchase Payments” section on page 17 has been amended as follows:

“Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in this prospectus.”

18.	Full Surrenders (p.22):

Please clarify how the excess withdrawal charge provision applies when a series of partial surrenders are deemed a full surrender.  See Comment 12 above.

Response:

The Excess Withdrawal Charge and all references to it have been removed from this registration statement.

19.	Guaranteed Lifetime Withdrawal Base (“GLWB”) Step-up/Reset (p.24):

If the step-up or reset could subject the contract owner to higher fees under the “current terms and conditions” element of the provision, please state this directly.”

Response:

The “Determination of the Guaranteed Lifetime Withdrawal Base Prior the First Guaranteed Lifetime Withdrawal” section on page 11 has been amended to include the following disclosure:

“Note: Since the Guaranteed Lifetime Withdrawal Benefit Fee is calculated based on the Guaranteed Lifetime Withdrawal Base, increases to the Guaranteed Lifetime Withdrawal Base will result in higher contract fees.  Under the Annual Benefit Base Review feature, the contract owner agrees to pay the larger fee.”

20.	Can I take withdrawals before I am 59 ½? (p. 24):

Please provide an example where the value of subparagraph (2) would be greater than subparagraph (1) or provide a cross-reference indicating where to find such an example.

Response:

The “Determination of the Guaranteed Lifetime Withdrawal Base Prior the First Guaranteed Lifetime Withdrawal” section on page 12 has been amended to provide clarifying disclosure and examples for early withdrawals as follows:

Note:  When an early withdrawal occurs at a time when the contract value exceeds the Guaranteed Lifetime Withdrawal Base, an early withdrawal will result in a dollar for dollar reduction in the Guaranteed Lifetime Withdrawal Base.  When an early withdrawal occurs at a time when the contract value is less than the Guaranteed Lifetime Withdrawal Base, an early withdrawal will result in a proportional reduction to the Guaranteed Lifetime Withdrawal Base.  Furthermore, the greater the difference between the contract value and the Guaranteed Lifetime Withdrawal Base, the greater impact that the proportional reduction will have on the remaining Guaranteed Lifetime Withdrawal Base.

Example of early withdrawal calculations:

In this example, the contract value is greater than the Guaranteed Lifetime Withdrawal Base.
At the time of the early withdrawal:
Contract Value =	$500,000
Guaranteed Lifetime Withdrawal Base =	$450,000
Withdrawal Amount =	$15,000
Guaranteed Lifetime Withdrawal Base reduction calculations:
Dollar amount =	$15,000
Proportional amount ($15,000 ÷ $500,000) x $450,000 =	$13,500
After the early withdrawal:
Contract Value ($500,000 - $15,000) =	$485,000
Guaranteed Lifetime Withdrawal Base ($450,000 - $15,000) =	$435,000

In this example, the contract value is less than the Guaranteed Lifetime Withdrawal Base:
At the time of the early withdrawal:
Contract Value =	$400,000
Guaranteed Lifetime Withdrawal Base =	$450,000
Withdrawal Amount =	$15,000
Guaranteed Lifetime Withdrawal Base reduction calculations:
Dollar amount =	$15,000
Proportional amount ($15,000 ÷ $400,000) x $450,000 =	$16,875
After the early withdrawal:
Contract Value ($400,000 - $15,000) =	$385,000
Guaranteed Lifetime Withdrawal Base ($450,000 - $16,875) =	$433,125

21.	Purchase Payment Restrictions (p. 24):

If possible, please provide some indication of the circumstances under which Nationwide would refuse a purchase payment due to the excessive risk it would create.

Response:

This restriction has been removed from the registration statement.

22.	Are there restrictions on how I can invest? (p. 24):

Please delete “subject to the terms and conditions of the Contract” in this section.  It implies that a contract owner’s rights under the securities laws may be limited by the language contained in the Contract document.

Response:

The Guaranteed Lifetime Withdrawal Benefit section on page 11 has been amended by removing the following language: “subject to the terms and conditions of the Contract”.

23.	What happens if my Contract Value is zero? (p. 26):

Please explain that annuitization is no longer an option and the only contract benefit remaining is the value of your GLWB payment choice. If possible, provide some general guidance about when the GLWB option would be more or less advantageous than a lump sum option.  Also, please clarify whether the lump sum benefit options may be elected at any time after the contract value falls to zero or only at a specified time(s).

Response:

The “Guaranteed Lifetime Withdrawal Benefit” section on page 14 has been amended to include the following clarifying disclosure:

“Once the contract value falls to zero after the Withdrawal Start Date, the contract owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Guaranteed Lifetime Withdrawal Amount.  If both the contract value and the Guaranteed Lifetime Withdrawal Base fall to zero after the Withdrawal Start Date, the contract terminates.”

24.	Underwritten Lump Sum Option (p. 26):

Please explain the term “attained age” or define it in the glossary. Also please explain how this option operates if there are two contract owners.  If the answer differs when one contract owner is healthy and the other is not, please explain.

Response:

The definition of Attained Age has been added to the glossary on page 2 as follows: “Attained age – the person’s age when he/she requests a lump sum settlement option.”

Additionally, in the Underwritten Lump Sum Option section on page 15, clarifying disclosure has been added as follows:

“Under the Underwritten Lump Sum Settlement Option, in lieu of taking withdrawals of the annual benefit amount, for those who qualify based on a medical exam, Nationwide will pay the contract owner a lump sum based upon the attained age, sex, and health of the contract owner and joint owner, if applicable.  Such information must be submitted by the contract owner to Nationwide on a Nationwide form that is attested to by a certified physician chosen by the contract owner.”

25.	Annuity Commencement Date (p. 28):

Please describe any procedural differences that apply if there is a contingent annuitant.

Response:

No procedural differences exist if there is a contingent annuitant because the contingent annuitant is not taken into consideration until the annuitant dies.

26.	Variable Annuity Payments (p. 29):

Please rewrite the third bullet point in plain English.  What is “adjusted age” and what does “in accordance with the Contract” mean?

Response:

In the “Variable Annuity Payments” section on page 24, disclosure has been amended in the third bullet point to clarify a factor that may be used in determining the first variable annuity payment.  The “Adjusted age and sex of the annuitant in accordance with the Contract” has been removed and “the age and sex of the annuitant;” has been added.

27.	Subsequent Variable Annuity Payments (p. 29):

The disclosure says that the number of annuity units will remain constant unless the contract owner transfers value.  Please indicate how fees are deducted post-annuitization and how this affects the number of annuity units, if applicable.

Response:

Post-Annuitization, fees are deducted the same way they are deducted pre-annuitization: they are built into the unit value calculation.  Thus, they do not affect the number of units, only the value of each unit.  The disclosure in the “Variable Annuity Payments” section on page 24 has been amended as follows:

“Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1)
multiplying the annuity unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period (see "Determining the Contract Value – Determining Variable Account Value – Valuing an Accumulation Unit"); and then

(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.

28.	Variable Annuity Payments (pp. 30-31):

Please indicate whether the Static Asset Allocation models are available as investment options during the payout period.

Response:

In the “Variable Annuity Payments” section on page 23, we added the following disclosure:

“The underlying mutual funds available during annuitization are those underlying mutual funds shown in the bulleted list at the front of this prospectus.  The Static Asset Allocation Models are not available after annuitization.”

29.	Single Life with a 20-Year Term Certain (p. 31):

For consistency, please indicate whether withdrawals are permitted from this option.

Response:

In the Annuity Payment Options section on page 25, we added the following disclosure to the “Single Life with a 10 or 20 Year Term Certain” subsection:

“No withdrawals other than the scheduled annuity payments are permitted.”

30.	Contracts with Total Purchase Payments Greater Than $2,000,000 (p. 31):

Please supplement the last two sentences of this section with additional disclosure explaining what this means, how the limits would be applied, how the additional annuitant would be added and describe the practical effect of adding additional annuitants in this context.

Response:

In the “Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000” provision” on page 25, we amended the disclosure as follows:

“Additionally, we may limit the amount that may be annuitized on a single life to $5,000,000.  If the total amount to be annuitized is greater than $5,000,000, the contract owner must:

(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;

(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the contract value in excess of $5,000,000 to another annuity contract; or

(3)	annuitize the portion of the contract value in excess of $5,000,000 under an annuity payment option with a term certain, if available.”

31.	Appendix A (p. 35):

Please consider presenting the fund of funds fee disclosure once for all the Nationwide NVIT Investor Destination Funds rather than repeating it verbatim with each fund.

Response:

In Appendix A, we present the fund of funds fee disclosure based on an automated disclosure process.  The automated process ensures that all fund fees are included and reduces the risk that a fee will not be properly disclosed.

32.	Appendix C:

a.
Guaranteed Lifetime Withdrawals (p. 41): Based on the equation presented, it appears that the entire amount of any withdrawal taken before annuitization would be taxable.  If this is correct, please state this directly.  If it is not correct, the disclosure is unclear and should include more straightforward disclosure describing the part of the withdrawal that is not taxable.

b.
Required Distributions for IRA (p. 44): in general terms, please explain the potential impact of the statement “[d]ue to recent Changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.”

Response:
a.	In Appendix C: “Taxation of Lifetime Withdrawals Under the Guaranteed Lifetime Withdrawal Benefit”, we amended the disclosure as follows:

“While the tax treatment for withdrawals for benefits such as the Guaranteed Lifetime Withdrawal Benefit is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as distributions prior to annuitization, and taxable to the extent that the cash value of the contract exceeds the contract owner’s investment at the time of the withdrawal.  Specifically, we intend to treat the following amount of each withdrawal as a taxable distribution:

The greater of:

(1)	A – C; or

(2)	B – C,

Where

A = the contract value immediately before the withdrawal;

B = the guaranteed annual benefit amount immediately before the withdrawal; and

C = the remaining investment in the contract.

By treating the withdrawals as distributions prior to annuitization, your basis in the contract (the amount of unrecovered purchase payments you applied to the contract) is also reduced.  Depending on market performance, these reductions to basis could result in the contract value being less than the remaining basis in your contract.  If this is the case, and you subsequently surrender your contract, you would have a loss that may be claimed as a deduction for federal income tax purposes.

If you purchase this contract in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Internal Revenue Code.  Please consult a qualified tax advisor.”

b.	In Appendix C: “Required Distributions for IRAs, SEP IRAs, Simple IRAs and Roth IRAs” section, we added the following sentence:

“This may result in the cash value of your contract being depleted more rapidly than if the distribution were computed solely with respect to the cash value.”

33.	Purchase of Securities Being Offered (SAI p. 2):

Please provide the disclosure required by Items 19(a) and 19(b) regarding special purchase plans and price differences between classes, respectively.

Response:

We do not offer any special purchase plans or price differences between classes.

34.	Item 26 (Part C):

Please revise the chart to indicate the financial statement designations as required by Instruction 2 Item 26.

Response:

In Item 26, we have included an updated schedule of companies with the corresponding financial statement designations in accordance with the N-4 Instruction 2 requirement.  Additionally, we have included the company organization chart that illustrates and clarifies the corporate structure and reporting hierarchy.

35.	Miscellaneous:

Any exhibits, financial statements and any other required disclosure not included in this registration statement must be filed in a pre-effective amendment to the registration statement.

Response:

All applicable exhibits and other required disclosure have been included in this pre-effective amendment.  The financial statements and auditor’s consent will be added in a future pre-effective amendment.

36.           Representations

We acknowledge the following:

•	Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company from its full responsibility for the adequacy of the disclosure in the filing; and

•	The insurance company may not assert this action as a defense in any proceedings initiated by the Commission or any person under the federal securities laws of the United States.

Additionally, Nationwide acknowledges all of the following:

•	that the Separate Account is responsible for the adequacy and accuracy of the disclosure in the Pre-Effective Amendment;

•
that comments by the staff of the Securities and Exchange Commission ("SEC"), or changes to the disclosure in Response: to SEC staff comments in the filings reviewed by the SEC staff, do not foreclose the SEC from taking any action with respect to the filing; and

•
that the Separate Account may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Should you have any questions regarding this filing, please contact me directly at (614) 677-8683.

Sincerely,

Keith W. Hinze
Assistant General Counsel
Nationwide Life Insurance Company

cc:           Rebecca Marquigny
Stop 5-6
Office of Insurance Products and Legal Compliance